Goodwill impairment	12 Months Ended
Dec. 31, 2023
Goodwill impairment
Goodwill impairment

11. Goodwill impairment

The changes in the carrying amount of goodwill of E-Commerce segment for the years ended December 31, 2022 and 2023 were as follows:

E-Commerce Segment
RMB
Balance at January 1, 2022
Goodwill	397,904
Accumulated impairment loss	—
397,904
Goodwill disposed during the year	(48,423)
Balance at December 31, 2022
Goodwill	349,481
Accumulated impairment loss	(13,155)
336,326
Goodwill acquired during the year	11,350
Balance at December 31, 2023
Goodwill	360,831
Accumulated impairment loss	(48,367)
312,464

There was no goodwill assigned to Brand Management segment. The Group determined that there were five reporting units as of December 31, 2023, BolTone, Morefun, eFashion, Mansen and Baozun within E-Commerce segment (see Note 24 “Segment Information”) with goodwill balances of RMB75,761, RMB59,090, RMB135,515, RMB10,588 and RMB79,877, respectively. The Group performed qualitative assessment for all the reporting units and concluded only for BolTone and Baozun reporting unit, it was more likely than not the fair value was less than the carrying value and therefore performed quantitative impairment test on the goodwill of BolTone and Baozun reporting unit using discounted cash flow method based on the forecast for future operations.

Due to the sensitivity of BZ and BLT’s operations to changes in the economy, the Group recognized impairment loss of nil, RMB13,155 and RMB35,212 for the years ended December 31, 2021, 2022 and 2023, respectively.